Financial instruments - Financial assets and financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	$ 18,167	$ 71,855
FVTPL
Financial instruments
FVTPL	52,549	46,496
Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	54,051	57,662
Cash and cash equivalents | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Cash and cash equivalents | FVTPL
Financial instruments
FVTPL	0	0
Cash and cash equivalents | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	36,245	17,379
Amounts receivable (excluding sales taxes and prepaid expenses)
Financial instruments
Financial assets at amortized cost	16,000	12,300
Amounts receivable (excluding sales taxes and prepaid expenses) | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Amounts receivable (excluding sales taxes and prepaid expenses) | FVTPL
Financial instruments
FVTPL	0	0
Amounts receivable (excluding sales taxes and prepaid expenses) | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	16,022	12,307
Prepaid gold interests | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Prepaid gold interests | FVTPL
Financial instruments
FVTPL	49,539	40,248
Prepaid gold interests | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Investments | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Investments | FVTPL
Financial instruments
FVTPL	3,010	6,248
Investments | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	0	0
Loans receivable
Financial instruments
Financial assets at amortized cost	1,800	28,000
Loans receivable | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	0	0
Loans receivable | FVTPL
Financial instruments
FVTPL	0	0
Loans receivable | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	1,784	27,976
Amounts payable and other liabilities | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost	18,167	14,855
Amounts payable and other liabilities | FVTPL
Financial instruments
FVTPL	0	0
Amounts payable and other liabilities | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost	$ 0	0
Debt | Financial liabilities at amortized cost
Financial instruments
Financial liabilities at amortized cost		57,000
Debt | FVTPL
Financial instruments
FVTPL		0
Debt | Financial assets at amortized cost
Financial instruments
Financial assets at amortized cost		$ 0